Significant accounting policies (Details 1) - USD ($)	3 Months Ended			9 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025
Net income (loss)	$ 514,636	$ (43,064)	$ (43,064)	$ 802,493
Numerator:
Allocation of net income (loss)	514,636	(43,064)	(43,064)	802,493
Redeemable Shares [Member]
Numerator:
Allocation of net income (loss)	$ 369,933			$ 494,549
Denominator:
Basic and diluted weighted average shares outstanding	8,625,000			4,956,044
Basic and diluted net income (loss) per ordinary share	$ 0.04			$ 0.10
Non Redeemable Shares [Member]
Numerator:
Allocation of net income (loss)	$ 144,703	$ (43,064)	$ (43,064)	$ 307,944
Denominator:
Basic and diluted weighted average shares outstanding	3,373,750	2,700,000	2,700,000	3,086,012
Basic and diluted net income (loss) per ordinary share	$ 0.04	$ (0.02)	$ (0.02)	$ 0.10